Material Related Party Transactions - Summary of Other Transactions With Related Parties (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Cost of sales	¥ 138,556	¥ 95,509	¥ 250,419	¥ 218,368	¥ 294,998
Yutong Affiliates [Member] | Cost of sales [member]
Disclosure of transactions between related parties [line items]
Cost of sales	¥ 7,300	¥ 6,100	¥ 9,100	¥ 10,800	¥ 111,700